DISCONTINUED OPERATIONS (Summary of activity of discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss	$ (13,428)	$ (4,892)
Income tax expense	0	(251)
Home health business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	0	87,920
Cost of services	12,411	89,783
Interest expense, net	41	1,510
Income tax expense	0	251
Gain on disposal of assets	$ 0	$ 1,251